Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail)	12 Months Ended
Mar. 28, 2026 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Beginning balance | shares	32,000
Exercised | shares	(20,000)
Forfeited | shares	(12,000)
Outstanding Ending balance | shares	0
Outstanding Beginning balance | $ / shares	$ 1.02
Exercised | $ / shares	0.78
Forfeited | $ / shares	1.43
Outstanding Ending balance | $ / shares	$ 0